SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($) Segment	Dec. 31, 2024	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
Allowance for credit loss	$ 2,600,000				$ 2,600,000
Deferred revenue	10,500,000			$ 5,700,000
Sales returns allowance	5,695
Advance payments	6,100,000				10,500,000
Advertising expense	$ 5,457	20,520
Description of income tax examination likelihood percentage	greater than 50% likelihood
Interest and penalties	$ 0	0
Unrecognized uncertain tax positions	0				$ 0
Defined benefit plan contributions by employer	$ 200,000	$ 200,000
Number of reportable segments | Segment	3	3
Description of concentration of credit risk			the Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately $74,360) if the bank with which an individual/a company hold its eligible deposit fails.
Cash balance	$ 600,000
Restricted cash	314,000	$ 311,000
Concentration of credit risk	$ 800,000